Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
Loans And Leases Receivable Disclosure
Loans and Leases Receivable, Gross, Commercial	$ 57,310	$ 54,329
Construction And Land Development Loans	38,854	37,298
Commericial Real Estate Loans [Abstract]
Commercial Real Estate Owner Occupied Loans	42,343	52,296
Commerical Real Estate Other Loans	141,781	139,710
Total Commercial Real Estate Loans	184,124	192,006
Residential Real Estate Loans [Abstract]
Consumer Mortgage Loans	69,448	66,489
Residential Real Estate Investment Property Loans	45,591	41,152
Total Residential Real Estate Loans	115,039	107,641
Consumer Installment And Revolving Loans	13,632	12,335
Loans and Leases Receivable, Gross, Carrying Amount	408,959	403,609	$ 386,363
Loans and Leases Receivable Deferred Income	(464)	(655)
Loans, net of unearned income	$ 408,495	$ 402,954